Document and Entity Information - USD ($)	12 Months Ended
	Jul. 01, 2018	Aug. 03, 2018	Dec. 29, 2017
Document And Entity Information [Abstract]
Entity Registrant Name	STRATTEC SECURITY CORP
Entity Central Index Key	0000933034
Document Type	10-K
Document Period End Date	Jul. 01, 2018
Amendment Flag	false
Document Fiscal Year Focus	2018
Document Fiscal Period Focus	FY
Trading Symbol	STRT
Current Fiscal Year End Date	--07-01
Entity Well-known Seasoned Issuer	No
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Public Float			$ 155,324,000
Entity Filer Category	Accelerated Filer
Entity Common Stock Shares Outstanding		3,704,565